Consolidated statements of changes in equity (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Statement of changes in equity [abstract]
Share-based payments	$ 16,576
Cashless exercise of warrant	32,894
Cashless exercise of warrant issuance costs	$ 750